Discontinued Operations (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2018	Oct. 03, 2018	Dec. 31, 2019	Jul. 31, 2018	Apr. 08, 2018
Discontinued Operations (Textual)
Aggregate loan amount				$ 1,625
Accrued interest percent				9.00%
Converted equity percentage		82.36%
Acquisition amount	$ 273		$ 160
Amount of income (loss)	$ 2,400	$ 616
Aggregate of additional loan amount					$ 822
Interest percentage					9.00%